Discontinued Operations - Additional Information (Details) - Forecast - Discontinued Operations, Held-for-Sale - Foxtel $ in Millions	6 Months Ended
Jun. 30, 2025 AUD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Repayments of Long-Term Debt	$ 592
DAZN
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity Ownership, Excluding Consolidated Entity and Equity Method Investee, Percentage	6.00%